SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 248,419	$ 333,307	$ 345,221
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	119,500	137,207	134,646
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	58,446	97,700	121,465
United States [Member]
Segment Reporting Information [Line Items]
Revenue	45,305	73,719	69,548
Other countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 25,168	$ 24,681	$ 19,562